SCHEDULE OF ASSETS INFORMATION (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
United States – property, plant and equipment	$ 3,977,619	$ 2,574,704	$ 79,436
United States – mineral property costs	93,453	93,453	93,453
Property, plant and equipment net	4,071,072	2,668,157	172,889
Other assets	2,004,431	1,845,355	535,874
Total Assets	6,075,503	4,513,512	708,763
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
United States – property, plant and equipment	3,946,315	2,546,383	79,436
Other assets	392,853	1,554,827	533,815
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
United States – property, plant and equipment	31,304	28,321
United States – mineral property costs	93,453	93,453	93,453
Other assets	$ 1,611,578	$ 290,528	$ 2,059